OTHER LIABILITIES	6 Months Ended
Jun. 30, 2024
Other Liabilities [Abstract]
OTHER LIABILITIES
NOTE 9 – OTHER LIABILITIES

Other liabilties are as follows:

	June 30,	December 31,
	2024	2023
Deferred wagetax and social security (1)	$9,596	$11,601
Deferred VAT (1)	6,458	7,809
Severance pay	1,405	1,838
Other (2)	583	790
Total other liabilities	$18,042	$22,038

(1)
Deferred VAT and deferred wage tax relate to measurements taken by the Dutch government, where they postponed all VAT payable for the years 2021 and 2020 and all wage tax and social security payable for the months March – December 2021, to be paid in 60 instalments starting October 2022.

(2)
Including a 50 million Yen loan with a financial institution as a financial support in connection with COVID-19. The loan was provided in July 2020 for a period of five years with a variable interest of 0.21% - 1.10%. The long-term balances as of June 30, 2024 and December 31, 2023 are $39 and $45, respectively.